Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $6.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $667.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $567.58 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.40%)
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $776.11 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.80%)